CONTRACT ASSETS (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
CONTRACT ASSETS
Contract assets	Rp 2,603		Rp 2,877
Allowance for expected credit losses	(25)		(147)
Net	2,578		2,730
Current	(2,449)	$ (152)	(2,704)
Non-current	Rp 129	$ 8	Rp 26